UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

Investor Class (ARYVX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.11%

Fund Statistics
Net Assets	$813,166,025
Management Fees (dollars paid during the reporting period)	$2,093,774
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076464

SEMIANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

I Class (ARYNX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$48	0.91%

Fund Statistics
Net Assets	$813,166,025
Management Fees (dollars paid during the reporting period)	$2,093,774
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076456

SEMIANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

Y Class (ARYYX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$40	0.76%

Fund Statistics
Net Assets	$813,166,025
Management Fees (dollars paid during the reporting period)	$2,093,774
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F844

SEMIANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

A Class (ARYMX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$71	1.36%

Fund Statistics
Net Assets	$813,166,025
Management Fees (dollars paid during the reporting period)	$2,093,774
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076498

SEMIANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

C Class (ARYTX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$110	2.11%

Fund Statistics
Net Assets	$813,166,025
Management Fees (dollars paid during the reporting period)	$2,093,774
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076480

SEMIANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

R Class (ARYWX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$84	1.61%

Fund Statistics
Net Assets	$813,166,025
Management Fees (dollars paid during the reporting period)	$2,093,774
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076472

SEMIANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

R5 Class (ARYGX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$48	0.91%

Fund Statistics
Net Assets	$813,166,025
Management Fees (dollars paid during the reporting period)	$2,093,774
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F851

SEMIANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

R6 Class (ARYDX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$40	0.76%

Fund Statistics
Net Assets	$813,166,025
Management Fees (dollars paid during the reporting period)	$2,093,774
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076290

SEMIANNUAL SHAREHOLDER REPORT
Global Real Estate Fund

G Class (ACIWX)	April 30, 2026

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$813,166,025
Management Fees (dollars paid during the reporting period)	$2,093,774
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	63

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United States	71%
Rights	0.0%	Australia	7%
Short-Term Investments	4.5%	Japan	5%
Other Assets and Liabilities	(3.8)%	Singapore	4%
		United Kingdom	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F612

SEMIANNUAL SHAREHOLDER REPORT
Real Estate Fund

Investor Class (REACX)	April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.15%

Fund Statistics
Net Assets	$532,479,296
Management Fees (dollars paid during the reporting period)	$2,590,206
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	40

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076886

SEMIANNUAL SHAREHOLDER REPORT
Real Estate Fund

I Class (REAIX)	April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$50	0.95%

Fund Statistics
Net Assets	$532,479,296
Management Fees (dollars paid during the reporting period)	$2,590,206
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	40

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076878

SEMIANNUAL SHAREHOLDER REPORT
Real Estate Fund

Y Class (ARYEX)	April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$42	0.80%

Fund Statistics
Net Assets	$532,479,296
Management Fees (dollars paid during the reporting period)	$2,590,206
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	40

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F828

SEMIANNUAL SHAREHOLDER REPORT
Real Estate Fund

A Class (AREEX)	April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	1.40%

Fund Statistics
Net Assets	$532,479,296
Management Fees (dollars paid during the reporting period)	$2,590,206
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	40

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076860

SEMIANNUAL SHAREHOLDER REPORT
Real Estate Fund

C Class (ARYCX)	April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$113	2.15%

Fund Statistics
Net Assets	$532,479,296
Management Fees (dollars paid during the reporting period)	$2,590,206
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	40

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076555

SEMIANNUAL SHAREHOLDER REPORT
Real Estate Fund

R Class (AREWX)	April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$87	1.65%

Fund Statistics
Net Assets	$532,479,296
Management Fees (dollars paid during the reporting period)	$2,590,206
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	40

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076548

SEMIANNUAL SHAREHOLDER REPORT
Real Estate Fund

R5 Class (ARREX)	April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$50	0.95%

Fund Statistics
Net Assets	$532,479,296
Management Fees (dollars paid during the reporting period)	$2,590,206
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	40

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F836

SEMIANNUAL SHAREHOLDER REPORT
Real Estate Fund

R6 Class (AREDX)	April 30, 2026

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$42	0.80%

Fund Statistics
Net Assets	$532,479,296
Management Fees (dollars paid during the reporting period)	$2,590,206
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	40

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Health Care	22%
Short-Term Investments	2.7%	Data Centers	18%
Other Assets and Liabilities	(2.3)%	Retail	16%
		Industrial	13%
		Telecommunications	10%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076282

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

April 30, 2026

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)
G Class (ACIWX)
Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Global Real Estate Fund

APRIL 30, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 6.9%
Charter Hall Group	474,682	$6,990,205
Gemlife Communities Group(1)	886,878	2,976,574
Goodman Group	1,205,026	26,107,782
NEXTDC Ltd.(1)(2)	784,908	8,147,301
Scentre Group	4,329,507	11,634,209
		55,856,071
Belgium — 1.0%
Aedifica SA	96,753	8,156,408
Canada — 1.2%
Chartwell Retirement Residences	621,332	9,852,756
China — 0.7%
GDS Holdings Ltd., ADR(1)(2)	126,426	5,345,291
France — 1.5%
Unibail-Rodamco-Westfield	102,977	12,502,174
Hong Kong — 2.4%
Hongkong Land Holdings Ltd.	784,700	6,203,863
Link REIT	1,693,300	8,526,260
Sun Hung Kai Properties Ltd.	285,000	4,989,517
		19,719,640
India — 0.3%
Mindspace Business Parks REIT	512,282	2,525,324
Japan — 5.0%
GLP J-Reit	3,705	3,210,905
Japan Metropolitan Fund Invest	8,908	6,601,752
LaSalle Logiport REIT	3,584	3,503,313
Mitsubishi Estate Co. Ltd.	302,300	8,615,013
Sumitomo Realty & Development Co. Ltd.	601,600	18,649,355
		40,580,338
Netherlands — 0.6%
CTP NV(2)	241,334	4,561,894
Singapore — 3.8%
CapitaLand Integrated Commercial Trust	9,616,800	17,911,441
Keppel DC REIT	4,453,300	8,241,873
UOL Group Ltd.	605,900	5,068,785
		31,222,099
Spain — 2.6%
Merlin Properties Socimi SA(2)	807,600	14,122,653
Neinor Homes SA	341,194	6,675,399
		20,798,052
United Kingdom — 2.6%
British Land Co. PLC	1,645,562	8,707,433
Tritax Big Box REIT PLC	5,996,275	12,307,945
		21,015,378
United States — 70.7%
American Healthcare REIT, Inc.	258,109	13,106,775
American Homes 4 Rent, Class A	130,028	4,140,091
Brixmor Property Group, Inc.	477,896	14,379,891
Broadstone Net Lease, Inc.	490,474	9,711,385
Camden Property Trust	88,603	9,305,087

Schedule of Investments - Global Real Estate Fund

	Shares	Value
CareTrust REIT, Inc.	390,380	$15,400,491
CubeSmart	258,792	10,475,900
Curbline Properties Corp.	132,456	3,655,786
Digital Realty Trust, Inc.	192,980	38,777,401
EastGroup Properties, Inc.	69,726	14,028,871
Equinix, Inc.	53,664	58,108,989
Equity Residential	43,464	2,841,676
Essential Properties Realty Trust, Inc.	284,605	8,945,135
Essex Property Trust, Inc.	88,289	23,238,548
Extra Space Storage, Inc.	33,593	4,814,885
Host Hotels & Resorts, Inc.	904,540	19,112,930
Iron Mountain, Inc.	185,133	23,324,907
Janus Living, Inc., Class A-1(1)	211,059	5,538,188
Macerich Co.	340,845	7,406,562
Millrose Properties, Inc.	197,340	6,052,418
NETSTREIT Corp.(2)	646,598	13,300,521
Omega Healthcare Investors, Inc.	147,763	6,940,428
Outfront Media, Inc.	229,266	7,072,856
Phillips Edison & Co., Inc.	284,486	11,426,380
Prologis, Inc.	453,389	64,390,306
Regency Centers Corp.	219,381	17,078,811
Simon Property Group, Inc.	100,171	20,405,834
SL Green Realty Corp.(2)	132,116	5,603,040
Sun Communities, Inc.	94,152	12,036,392
Tanger, Inc.	162,863	6,038,960
Ventas, Inc.	289,121	25,402,171
Welltower, Inc.	364,204	79,156,097
WP Carey, Inc.	189,459	13,817,245
		575,034,957
TOTAL COMMON STOCKS (Cost $586,265,613)		807,170,382
RIGHTS — 0.0%
Australia — 0.0%
NEXTDC Ltd.(1) (Cost $—)	42,187	46,774
SHORT-TERM INVESTMENTS — 4.5%
Money Market Funds — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,359	15,359
State Street Navigator Securities Lending Government Money Market Portfolio(3)	30,339,491	30,339,491
		30,354,850
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 9/30/30, valued at $6,310,820), at 3.64%, dated 4/30/26, due 5/1/26 (Delivery value $6,187,626)		6,187,000
TOTAL SHORT-TERM INVESTMENTS (Cost $36,541,850)		36,541,850
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $622,807,463)		843,759,006
OTHER ASSETS AND LIABILITIES — (3.8)%		(30,592,981)
TOTAL NET ASSETS — 100.0%		$813,166,025

Schedule of Investments - Global Real Estate Fund

SECTOR ALLOCATION
(as a % of net assets)
Health Care	20.1%
Retail	19.5%
Data Centers	17.5%
Industrial	15.7%
Diversified	12.1%
Residential	7.5%
Lodging/Resorts	2.4%
Self Storage	1.9%
Specialty	1.6%
Office	1.0%
Short-Term Investments	4.5%
Other Assets and Liabilities	(3.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $40,075,959. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $41,253,988, which includes securities collateral of $10,914,497.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$55,856,071	—
Belgium	—	8,156,408	—
Canada	—	9,852,756	—
France	—	12,502,174	—
Hong Kong	—	19,719,640	—
India	—	2,525,324	—
Japan	—	40,580,338	—
Netherlands	—	4,561,894	—
Singapore	—	31,222,099	—
Spain	—	20,798,052	—
United Kingdom	—	21,015,378	—
Other Countries	$580,380,248	—	—
Rights	—	46,774	—
Short-Term Investments	30,354,850	6,187,000	—
	$610,735,098	$233,023,908	—

See Notes to Financial Statements.

Schedule of Investments - Real Estate Fund

APRIL 30, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Data Centers — 17.5%
Digital Realty Trust, Inc.	170,964	$34,353,506
Equinix, Inc.	39,182	42,427,445
Iron Mountain, Inc.	130,969	16,500,785
		93,281,736
Diversified — 4.1%
Broadstone Net Lease, Inc.	438,676	8,685,785
WP Carey, Inc.	176,697	12,886,512
		21,572,297
Health Care — 22.0%
American Healthcare REIT, Inc.	227,710	11,563,114
CareTrust REIT, Inc.	303,760	11,983,332
Janus Living, Inc., Class A-1(1)	139,764	3,667,407
Omega Healthcare Investors, Inc.	147,284	6,917,929
Ventas, Inc.	245,365	21,557,769
Welltower, Inc.	282,511	61,400,941
		117,090,492
Industrial — 12.6%
EastGroup Properties, Inc.	71,276	14,340,731
Prologis, Inc.	372,966	52,968,631
		67,309,362
Lodging/Resorts — 3.0%
Host Hotels & Resorts, Inc.	746,767	15,779,187
Office — 0.7%
SL Green Realty Corp.(2)	91,436	3,877,801
Residential — 9.1%
American Homes 4 Rent, Class A	166,074	5,287,796
Camden Property Trust	65,161	6,843,208
Equity Residential	162,968	10,654,848
Essex Property Trust, Inc.	56,476	14,865,048
Sun Communities, Inc.	82,375	10,530,820
		48,181,720
Retail — 16.0%
Brixmor Property Group, Inc.	333,124	10,023,701
Curbline Properties Corp.	245,763	6,783,059
Essential Properties Realty Trust, Inc.	300,268	9,437,423
Macerich Co.	262,496	5,704,038
NETSTREIT Corp.(2)	399,890	8,225,737
Phillips Edison & Co., Inc.	234,502	9,418,773
Regency Centers Corp.	162,493	12,650,080
Simon Property Group, Inc.	89,767	18,286,436
Tanger, Inc.	122,983	4,560,210
		85,089,457
Self Storage — 3.1%
CubeSmart	115,676	4,682,564
Extra Space Storage, Inc.	61,923	8,875,424
Public Storage	9,769	2,954,634
		16,512,622
Specialty — 1.7%
Millrose Properties, Inc.	114,289	3,505,244

Schedule of Investments - Real Estate Fund

	Shares	Value
Outfront Media, Inc.	186,133	$5,742,203
		9,247,447
Telecommunications — 9.8%
American Tower Corp.	136,701	24,976,640
Crown Castle, Inc.	169,861	15,080,259
SBA Communications Corp.	55,679	12,316,195
		52,373,094
TOTAL COMMON STOCKS (Cost $360,407,279)		530,315,215
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,759	7,759
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,946,189	11,946,189
		11,953,948
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 9/30/30, valued at $2,667,326),at 3.64%, dated 4/30/26, due 5/1/26 (Delivery value $2,615,264)		2,615,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,568,948)		14,568,948
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $374,976,227)		544,884,163
OTHER ASSETS AND LIABILITIES — (2.3)%		(12,404,867)
TOTAL NET ASSETS — 100.0%		$532,479,296

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,683,355. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,946,189.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$530,315,215	—	—
Short-Term Investments	11,953,948	$2,615,000	—
	$542,269,163	$2,615,000	—

See Notes to Financial Statements.

Statements of Assets and Liabilities

APRIL 30, 2026 (UNAUDITED)
	Global Real Estate Fund	Real Estate Fund
Assets
Investment securities, at value	$813,419,515	$532,937,974
Investment made with cash collateral received for securities on loan, at value	30,339,491	11,946,189
Receivable for capital shares sold	291,678	172,534
Dividends and interest receivable	1,409,040	64,864
Securities lending receivable	7,367	999
Other assets	392	—
	845,467,483	545,122,560

Liabilities
Foreign currency overdraft payable, at value	6	—
Payable for collateral received for securities on loan	30,339,491	11,946,189
Payable for capital shares redeemed	1,551,106	257,391
Accrued management fees	342,571	430,313
Distribution and service fees payable	2,811	9,371
Accrued foreign taxes	65,473	—
	32,301,458	12,643,264

Net Assets	$813,166,025	$532,479,296

Net Assets Consist of:
Capital (par value and paid-in surplus)	$635,931,014	$382,129,841
Distributable earnings (loss)	177,235,011	150,349,455
	$813,166,025	$532,479,296

Investment securities, at cost	$592,467,972	$363,030,038
Investment securities on loan, at value	$40,075,959	$11,683,355
Investment made with cash collateral received for securities on loan, at cost	$30,339,491	$11,946,189
Foreign currency overdraft payable, at cost	$6	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Global Real Estate Fund
Investor Class, $0.01 Par Value	$163,535,956	11,038,157	$14.82
I Class, $0.01 Par Value	$182,220,012	12,274,531	$14.85
Y Class, $0.01 Par Value	$60,248,933	4,055,878	$14.85
A Class, $0.01 Par Value	$3,251,319	220,014	$14.78
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$15.68
C Class, $0.01 Par Value	$865,604	59,040	$14.66
R Class, $0.01 Par Value	$3,762,058	254,897	$14.76
R5 Class, $0.01 Par Value	$35,121	2,366	$14.84
R6 Class, $0.01 Par Value	$37,602,764	2,534,210	$14.84
G Class, $0.01 Par Value	$361,644,258	24,339,297	$14.86
Real Estate Fund
Investor Class, $0.01 Par Value	$264,073,247	9,080,688	$29.08
I Class, $0.01 Par Value	$41,163,299	1,409,472	$29.20
Y Class, $0.01 Par Value	$8,273,576	283,339	$29.20
A Class, $0.01 Par Value	$18,889,514	650,820	$29.02
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$30.79
C Class, $0.01 Par Value	$375,311	13,457	$27.89
R Class, $0.01 Par Value	$13,338,717	464,785	$28.70
R5 Class, $0.01 Par Value	$114,729	3,928	$29.21
R6 Class, $0.01 Par Value	$186,250,903	6,379,322	$29.20
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED)
	Global Real Estate Fund	Real Estate Fund
Investment Income (Loss)
Income:
Dividends	$12,159,473	$7,684,485
Interest	129,579	54,800
Securities lending, net	37,231	4,462
Less foreign taxes withheld	(477,061)	(7,028)
	11,849,222	7,736,719

Expenses:
Management fees	3,432,871	2,590,206
Distribution and service fees:
A Class	3,603	22,116
C Class	4,107	1,760
R Class	7,902	30,382
Directors' fees and expenses	11,985	7,818
Other expenses	4,082	368
	3,464,550	2,652,650
Fees waived	(1,339,097)	—
	2,125,453	2,652,650

Net investment income (loss)	9,723,769	5,084,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	19,101,444	3,290,428
Foreign currency translation transactions	(54,210)	—
	19,047,234	3,290,428

Change in net unrealized appreciation (depreciation) on:
Investments**	59,262,502	49,796,810
Translation of assets and liabilities in foreign currencies	24,850	—
	59,287,352	49,796,810

Net realized and unrealized gain (loss)	78,334,586	53,087,238

Net Increase (Decrease) in Net Assets Resulting from Operations	$88,058,355	$58,171,307
*Net of foreign tax expenses paid (refunded)	$79,959	—
**Includes (increase) decrease in accrued foreign taxes	$55,075	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2025
	Global Real Estate Fund		Real Estate Fund
Increase (Decrease) in Net Assets	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
Operations
Net investment income (loss)	$9,723,769	$21,978,870	$5,084,069	$12,271,149
Net realized gain (loss)	19,047,234	7,997,679	3,290,428	23,236,794
Change in net unrealized appreciation (depreciation)	59,287,352	(10,461,696)	49,796,810	(56,806,076)
Net increase (decrease) in net assets resulting from operations	88,058,355	19,514,853	58,171,307	(21,298,133)

Distributions to Shareholders
From earnings:
Investor Class	(4,519,530)	(3,096,227)	(1,519,569)	(5,376,373)
I Class	(6,008,610)	(3,683,010)	(285,833)	(1,096,716)
Y Class	(1,699,069)	(1,155,478)	(81,561)	(338,866)
A Class	(76,623)	(47,008)	(84,708)	(315,312)
C Class	(16,344)	(8,697)	(971)	(6,241)
R Class	(72,041)	(33,434)	(48,997)	(183,699)
R5 Class	(971)	(323)	(907)	(2,399)
R6 Class	(1,054,124)	(457,752)	(1,405,951)	(5,015,974)
G Class	(14,220,829)	(14,644,568)	—	—
From tax return of capital
Investor Class	—	—	—	(538,837)
I Class	—	—	—	(107,688)
Y Class	—	—	—	(31,660)
A Class	—	—	—	(31,459)
C Class	—	—	—	(555)
R Class	—	—	—	(18,935)
R5 Class	—	—	—	(245)
R6 Class	—	—	—	(435,673)
Decrease in net assets from distributions	(27,668,141)	(23,126,497)	(3,428,497)	(13,500,632)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(47,981,238)	(31,339,122)	(56,525,979)	(146,994,111)

Net increase (decrease) in net assets	12,408,976	(34,950,766)	(1,783,169)	(181,792,876)

Net Assets
Beginning of period	800,757,049	835,707,815	534,262,465	716,055,341
End of period	$813,166,025	$800,757,049	$532,479,296	$534,262,465

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2026 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Global Real Estate Fund	Investor, I, Y, A, C, R, R5, R6, G
Real Estate Fund	Investor, I, Y, A, C, R, R5, R6

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Global Real Estate Fund	Annually
Real Estate Fund	Quarterly

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee including any waiver impacts are as follows:

Global Real Estate Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.11%	—
I Class	0.91%	—
Y Class	0.76%	—
A Class	1.11%	—
C Class	1.11%	—
R Class	1.11%	—
R5 Class	0.91%	—
R6 Class	0.76%	—
G Class	0.00%(1)	$1,339,097
(1)Annual management fee before waiver was 0.76%.

For each fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for the period ended April 30, 2026 are as follows:

Real Estate Fund	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.15%	1.15%
I Class	0.80% to 0.95%	0.95%
Y Class	0.65% to 0.80%	0.80%
A Class	1.00% to 1.15%	1.15%
C Class	1.00% to 1.15%	1.15%
R Class	1.00% to 1.15%	1.15%
R5 Class	0.80% to 0.95%	0.95%
R6 Class	0.65% to 0.80%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Global Real Estate Fund	American Century Asset Allocation Portfolios, Inc.	37%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended April 30, 2026 were as follows:

	Global Real Estate Fund	Real Estate Fund
Purchases	$527,542,060	$291,910,676
Sales	$592,473,077	$345,296,676

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Global Real Estate Fund
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	1,035,393	$14,425,920	3,034,231	$41,569,853
Issued in reinvestment of distributions	338,741	4,505,250	232,680	3,087,667
Redeemed	(1,426,388)	(19,811,782)	(1,427,484)	(18,962,781)
	(52,254)	(880,612)	1,839,427	25,694,739
I Class/Shares Authorized	80,000,000		80,000,000
Sold	1,383,198	19,296,937	4,037,852	53,307,298
Issued in reinvestment of distributions	450,600	6,001,991	276,650	3,676,672
Redeemed	(3,378,816)	(48,249,106)	(2,530,061)	(33,161,508)
	(1,545,018)	(22,950,178)	1,784,441	23,822,462
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	566,560	7,844,731	681,260	9,065,410
Issued in reinvestment of distributions	127,485	1,698,095	86,943	1,155,478
Redeemed	(370,514)	(5,099,079)	(665,154)	(8,876,699)
	323,531	4,443,747	103,049	1,344,189
A Class/Shares Authorized	20,000,000		20,000,000
Sold	36,900	511,682	69,134	923,777
Issued in reinvestment of distributions	5,573	74,015	3,398	45,019
Redeemed	(22,099)	(305,613)	(64,529)	(849,711)
	20,374	280,084	8,003	119,085
C Class/Shares Authorized	20,000,000		20,000,000
Sold	9,251	127,024	16,151	217,271
Issued in reinvestment of distributions	1,237	16,344	659	8,687
Redeemed	(5,182)	(72,084)	(20,332)	(264,712)
	5,306	71,284	(3,522)	(38,754)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	65,096	916,142	119,237	1,580,005
Issued in reinvestment of distributions	5,417	71,942	2,525	33,427
Redeemed	(25,683)	(354,224)	(62,631)	(830,583)
	44,830	633,860	59,131	782,849
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	55	764	1,155	15,308
Issued in reinvestment of distributions	72	971	24	323
Redeemed	(1)	(14)	(2)	(24)
	126	1,721	1,177	15,607
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	554,684	7,803,467	1,565,460	20,792,701
Issued in reinvestment of distributions	79,198	1,054,124	34,495	457,752
Redeemed	(431,820)	(6,055,141)	(606,632)	(8,121,696)
	202,062	2,802,450	993,323	13,128,757
G Class/Shares Authorized	345,000,000		345,000,000
Sold	1,839,661	26,253,086	3,604,859	48,826,402
Issued in reinvestment of distributions	1,070,040	14,220,829	1,104,417	14,644,568
Redeemed	(5,147,916)	(72,857,509)	(11,815,408)	(159,679,026)
	(2,238,215)	(32,383,594)	(7,106,132)	(96,208,056)
Net increase (decrease)	(3,239,258)	$(47,981,238)	(2,321,103)	$(31,339,122)

	Six months ended April 30, 2026		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Real Estate Fund
Investor Class/Shares Authorized	130,000,000		130,000,000
Sold	244,865	$6,604,099	817,696	$21,737,769
Issued in reinvestment of distributions	56,181	1,467,501	215,621	5,741,043
Redeemed	(1,310,469)	(35,103,721)	(1,762,150)	(46,617,382)
	(1,009,423)	(27,032,121)	(728,833)	(19,138,570)
I Class/Shares Authorized	55,000,000		55,000,000
Sold	64,643	1,749,725	183,220	4,883,481
Issued in reinvestment of distributions	10,864	285,542	45,007	1,203,384
Redeemed	(333,112)	(8,937,093)	(658,014)	(17,403,351)
	(257,605)	(6,901,826)	(429,787)	(11,316,486)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	10,103	273,555	39,196	1,043,047
Issued in reinvestment of distributions	30	798	65	1,737
Redeemed	(212,418)	(5,593,567)	(231,105)	(6,176,604)
	(202,285)	(5,319,214)	(191,844)	(5,131,820)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	46,471	1,240,019	80,267	2,129,542
Issued in reinvestment of distributions	3,168	82,220	12,663	336,710
Redeemed	(76,081)	(2,046,874)	(165,613)	(4,368,580)
	(26,442)	(724,635)	(72,683)	(1,902,328)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	828	21,821	2,726	68,678
Issued in reinvestment of distributions	39	971	265	6,796
Redeemed	(4,700)	(119,786)	(20,832)	(531,423)
	(3,833)	(96,994)	(17,841)	(455,949)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	65,918	1,764,229	131,935	3,430,328
Issued in reinvestment of distributions	1,913	48,997	7,689	202,264
Redeemed	(56,385)	(1,526,595)	(149,911)	(3,907,579)
	11,446	286,631	(10,287)	(274,987)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	227	6,043	2,554	68,461
Issued in reinvestment of distributions	34	907	99	2,644
Redeemed	(1,196)	(34,400)	(2,154)	(58,854)
	(935)	(27,450)	499	12,251
R6 Class/Shares Authorized	170,000,000		170,000,000
Sold	793,169	21,443,852	2,776,697	73,777,391
Issued in reinvestment of distributions	51,331	1,351,158	197,033	5,273,316
Redeemed	(1,456,686)	(39,505,380)	(7,084,061)	(187,836,929)
	(612,186)	(16,710,370)	(4,110,331)	(108,786,222)
Net increase (decrease)	(2,101,263)	$(56,525,979)	(5,561,107)	$(146,994,111)

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Global Real Estate Fund	Real Estate Fund
Federal tax cost of investments	$637,032,932	$391,989,108
Gross tax appreciation of investments	$209,081,795	$154,232,550
Gross tax depreciation of investments	(2,355,721)	(1,337,495)
Net tax appreciation (depreciation) of investments	$206,726,074	$152,895,055

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

Short-term capital losses
Global Real Estate Fund	$(48,022,765)
Real Estate Fund	$(8,300,090)

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Real Estate Fund
Investor Class
2026(3)	$13.73	0.13	1.37	1.50	(0.41)	—	—	(0.41)	$14.82	11.15%	1.11%	1.11%	1.89%	1.89%	67%	$163,536
2025	$13.77	0.27	(0.03)	0.24	(0.28)	—	—	(0.28)	$13.73	1.79%	1.11%	1.11%	1.99%	1.99%	137%	$152,305
2024	$10.61	0.22	3.25	3.47	(0.31)	—	—	(0.31)	$13.77	33.04%	1.12%	1.12%	1.81%	1.81%	130%	$127,409
2023	$10.90	0.25	(0.54)	(0.29)	—	—	—	—	$10.61	(2.75)%	1.11%	1.12%	2.17%	2.16%	132%	$77,939
2022	$16.20	0.15	(3.40)	(3.25)	(0.89)	(0.89)	(0.27)	(2.05)	$10.90	(23.17)%	1.11%	1.12%	1.23%	1.22%	143%	$72,710
2021	$11.76	0.28	4.29	4.57	(0.13)	—	—	(0.13)	$16.20	39.15%	1.11%	1.12%	1.89%	1.88%	150%	$38,701
I Class
2026(3)	$13.77	0.14	1.37	1.51	(0.43)	—	—	(0.43)	$14.85	11.27%	0.91%	0.91%	2.09%	2.09%	67%	$182,220
2025	$13.81	0.29	(0.03)	0.26	(0.30)	—	—	(0.30)	$13.77	1.99%	0.91%	0.91%	2.19%	2.19%	137%	$190,355
2024	$10.64	0.25	3.25	3.50	(0.33)	—	—	(0.33)	$13.81	33.31%	0.92%	0.92%	2.01%	2.01%	130%	$166,247
2023	$10.91	0.27	(0.54)	(0.27)	—	—	—	—	$10.64	(2.47)%	0.91%	0.92%	2.37%	2.36%	132%	$144,904
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$61,072
2021	$11.77	0.31	4.29	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$47,539
Y Class
2026(3)	$13.79	0.16	1.35	1.51	(0.45)	—	—	(0.45)	$14.85	11.36%	0.76%	0.76%	2.24%	2.24%	67%	$60,249
2025	$13.83	0.31	(0.03)	0.28	(0.32)	—	—	(0.32)	$13.79	2.14%	0.76%	0.76%	2.34%	2.34%	137%	$51,483
2024	$10.65	0.24	3.29	3.53	(0.35)	—	—	(0.35)	$13.83	33.58%	0.77%	0.77%	2.16%	2.16%	130%	$50,203
2023	$10.93	0.29	(0.56)	(0.27)	(0.01)	—	—	(0.01)	$10.65	(2.44)%	0.76%	0.77%	2.52%	2.51%	132%	$13,680
2022	$16.23	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.93	(22.90)%	0.76%	0.77%	1.58%	1.57%	143%	$13,704
2021	$11.78	0.31	4.31	4.62	(0.17)	—	—	(0.17)	$16.23	39.66%	0.76%	0.77%	2.24%	2.23%	150%	$47,389
A Class
2026(3)	$13.68	0.11	1.36	1.47	(0.37)	—	—	(0.37)	$14.78	11.06%	1.36%	1.36%	1.64%	1.64%	67%	$3,251
2025	$13.72	0.23	(0.03)	0.20	(0.24)	—	—	(0.24)	$13.68	1.54%	1.36%	1.36%	1.74%	1.74%	137%	$2,731
2024	$10.57	0.20	3.23	3.43	(0.28)	—	—	(0.28)	$13.72	32.73%	1.37%	1.37%	1.56%	1.56%	130%	$2,629
2023	$10.89	0.22	(0.54)	(0.32)	—	—	—	—	$10.57	(2.94)%	1.36%	1.37%	1.92%	1.91%	132%	$2,194
2022	$16.18	0.10	(3.38)	(3.28)	(0.84)	(0.89)	(0.28)	(2.01)	$10.89	(23.41)%	1.36%	1.37%	0.98%	0.97%	143%	$2,280
2021	$11.74	0.25	4.29	4.54	(0.10)	—	—	(0.10)	$16.18	38.86%	1.36%	1.37%	1.64%	1.63%	150%	$2,773

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Real Estate Fund
C Class
2026(3)	$13.52	0.06	1.35	1.41	(0.27)	—	—	(0.27)	$14.66	10.63%	2.11%	2.11%	0.89%	0.89%	67%	$866
2025	$13.56	0.13	(0.03)	0.10	(0.14)	—	—	(0.14)	$13.52	0.77%	2.11%	2.11%	0.99%	0.99%	137%	$727
2024	$10.44	0.10	3.20	3.30	(0.18)	—	—	(0.18)	$13.56	31.84%	2.12%	2.12%	0.81%	0.81%	130%	$776
2023	$10.84	0.13	(0.53)	(0.40)	—	—	—	—	$10.44	(3.78)%	2.11%	2.12%	1.17%	1.16%	132%	$266
2022	$16.11	—	(3.39)	(3.39)	(0.67)	(0.89)	(0.32)	(1.88)	$10.84	(23.94)%	2.11%	2.12%	0.23%	0.22%	143%	$405
2021	$11.69	0.08	4.34	4.42	—	—	—	—	$16.11	37.81%	2.11%	2.12%	0.89%	0.88%	150%	$699
R Class
2026(3)	$13.65	0.10	1.35	1.45	(0.34)	—	—	(0.34)	$14.76	10.95%	1.61%	1.61%	1.39%	1.39%	67%	$3,762
2025	$13.69	0.19	(0.02)	0.17	(0.21)	—	—	(0.21)	$13.65	1.28%	1.61%	1.61%	1.49%	1.49%	137%	$2,867
2024	$10.54	0.16	3.23	3.39	(0.24)	—	—	(0.24)	$13.69	32.39%	1.62%	1.62%	1.31%	1.31%	130%	$2,066
2023	$10.89	0.19	(0.54)	(0.35)	—	—	—	—	$10.54	(3.21)%	1.61%	1.62%	1.67%	1.66%	132%	$1,303
2022	$16.17	0.07	(3.39)	(3.32)	(0.78)	(0.89)	(0.29)	(1.96)	$10.89	(23.61)%	1.61%	1.62%	0.73%	0.72%	143%	$1,225
2021	$11.74	0.22	4.27	4.49	(0.06)	—	—	(0.06)	$16.17	38.51%	1.61%	1.62%	1.39%	1.38%	150%	$1,138
R5 Class
2026(3)	$13.77	0.15	1.35	1.50	(0.43)	—	—	(0.43)	$14.84	11.27%	0.91%	0.91%	2.09%	2.09%	67%	$35
2025	$13.81	0.29	(0.03)	0.26	(0.30)	—	—	(0.30)	$13.77	1.99%	0.91%	0.91%	2.19%	2.19%	137%	$31
2024	$10.64	0.26	3.24	3.50	(0.33)	—	—	(0.33)	$13.81	33.31%	0.92%	0.92%	2.01%	2.01%	130%	$15
2023	$10.91	0.27	(0.54)	(0.27)	—	—	—	—	$10.64	(2.47)%	0.91%	0.92%	2.37%	2.36%	132%	$9
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$6
2021	$11.77	0.29	4.31	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$8
R6 Class
2026(3)	$13.78	0.16	1.35	1.51	(0.45)	—	—	(0.45)	$14.84	11.36%	0.76%	0.76%	2.24%	2.24%	67%	$37,603
2025	$13.82	0.31	(0.03)	0.28	(0.32)	—	—	(0.32)	$13.78	2.22%	0.76%	0.76%	2.34%	2.34%	137%	$32,133
2024	$10.64	0.27	3.26	3.53	(0.35)	—	—	(0.35)	$13.82	33.51%	0.77%	0.77%	2.16%	2.16%	130%	$18,500
2023	$10.92	0.29	(0.56)	(0.27)	(0.01)	—	—	(0.01)	$10.64	(2.44)%	0.76%	0.77%	2.52%	2.51%	132%	$11,555
2022	$16.22	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.92	(22.91)%	0.76%	0.77%	1.58%	1.57%	143%	$8,878
2021	$11.77	0.33	4.29	4.62	(0.17)	—	—	(0.17)	$16.22	39.69%	0.76%	0.77%	2.24%	2.23%	150%	$5,339

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Real Estate Fund
G Class
2026(3)	$13.85	0.21	1.36	1.57	(0.56)	—	—	(0.56)	$14.86	11.80%	0.00%	0.76%	3.00%	2.24%	67%	$361,644
2025	$13.89	0.41	(0.02)	0.39	(0.43)	—	—	(0.43)	$13.85	2.93%	0.00%	0.76%	3.10%	2.34%	137%	$368,126
2024	$10.70	0.37	3.26	3.63	(0.44)	—	—	(0.44)	$13.89	34.54%	0.01%	0.77%	2.92%	2.16%	130%	$467,862
2023	$10.97	0.38	(0.55)	(0.17)	(0.10)	—	—	(0.10)	$10.70	(1.60)%	0.01%	0.77%	3.27%	2.51%	132%	$408,713
2022(4)	$14.27	0.19	(2.70)	(2.51)	(0.54)	—	(0.25)	(0.79)	$10.97	(18.96)%	0.01%	0.77%	2.45%	1.69%	143%(5)	$386,976

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
(4)March 1, 2022 (commencement of sale) through October 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Real Estate Fund
Investor Class
2026(3)	$26.17	0.24	2.83	3.07	(0.16)	—	—	(0.16)	$29.08	11.79%	1.15%	1.85%	56%	$264,073
2025	$27.55	0.49	(1.31)	(0.82)	(0.51)	—	(0.05)	(0.56)	$26.17	(2.94)%	1.16%	1.86%	113%	$264,057
2024	$21.13	0.48	6.44	6.92	(0.48)	—	(0.02)	(0.50)	$27.55	32.98%	1.15%	1.94%	96%	$298,037
2023	$24.80	0.50	(1.58)	(1.08)	(0.52)	(2.02)	(0.05)	(2.59)	$21.13	(5.03)%	1.15%	2.13%	117%	$252,479
2022	$34.39	0.26	(5.90)	(5.64)	(0.56)	(3.39)	—	(3.95)	$24.80	(18.82)%	1.15%	0.86%	127%	$299,405
2021	$24.39	0.33	10.16	10.49	(0.49)	—	—	(0.49)	$34.39	43.35%	1.15%	1.09%	127%	$416,961
I Class
2026(3)	$26.28	0.27	2.83	3.10	(0.18)	—	—	(0.18)	$29.20	11.89%	0.95%	2.05%	56%	$41,163
2025	$27.66	0.55	(1.31)	(0.76)	(0.56)	—	(0.06)	(0.62)	$26.28	(2.74)%	0.96%	2.06%	113%	$43,810
2024	$21.22	0.53	6.46	6.99	(0.53)	—	(0.02)	(0.55)	$27.66	33.19%	0.95%	2.14%	96%	$58,002
2023	$24.89	0.54	(1.58)	(1.04)	(0.55)	(2.02)	(0.06)	(2.63)	$21.22	(4.82)%	0.95%	2.33%	117%	$75,305
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$134,733
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$192,535
Y Class
2026(3)	$26.27	0.29	2.84	3.13	(0.20)	—	—	(0.20)	$29.20	12.01%	0.80%	2.20%	56%	$8,274
2025	$27.66	0.58	(1.31)	(0.73)	(0.60)	—	(0.06)	(0.66)	$26.27	(2.62)%	0.81%	2.21%	113%	$12,759
2024	$21.22	0.57	6.46	7.03	(0.56)	—	(0.03)	(0.59)	$27.66	33.39%	0.80%	2.29%	96%	$18,738
2023	$24.88	0.67	(1.66)	(0.99)	(0.59)	(2.02)	(0.06)	(2.67)	$21.22	(4.64)%	0.80%	2.48%	117%	$125
2022	$34.50	0.36	(5.93)	(5.57)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$246
2021	$24.46	0.44	10.20	10.64	(0.60)	—	—	(0.60)	$34.50	43.84%	0.80%	1.44%	127%	$442
A Class
2026(3)	$26.12	0.21	2.82	3.03	(0.13)	—	—	(0.13)	$29.02	11.65%	1.40%	1.60%	56%	$18,890
2025	$27.50	0.42	(1.30)	(0.88)	(0.45)	—	(0.05)	(0.50)	$26.12	(3.20)%	1.41%	1.61%	113%	$17,691
2024	$21.10	0.42	6.42	6.84	(0.42)	—	(0.02)	(0.44)	$27.50	32.60%	1.40%	1.69%	96%	$20,620
2023	$24.75	0.43	(1.55)	(1.12)	(0.46)	(2.02)	(0.05)	(2.53)	$21.10	(5.20)%	1.40%	1.88%	117%	$19,828
2022	$34.34	0.18	(5.90)	(5.72)	(0.48)	(3.39)	—	(3.87)	$24.75	(19.03)%	1.40%	0.61%	127%	$24,243
2021	$24.35	0.26	10.15	10.41	(0.42)	—	—	(0.42)	$34.34	42.98%	1.40%	0.84%	127%	$35,997

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Real Estate Fund
C Class
2026(3)	$25.14	0.10	2.72	2.82	(0.07)	—	—	(0.07)	$27.89	11.25%	2.15%	0.85%	56%	$375
2025	$26.47	0.20	(1.24)	(1.04)	(0.26)	—	(0.03)	(0.29)	$25.14	(3.94)%	2.16%	0.86%	113%	$435
2024	$20.32	0.22	6.18	6.40	(0.24)	—	(0.01)	(0.25)	$26.47	31.64%	2.15%	0.94%	96%	$930
2023	$23.92	0.25	(1.50)	(1.25)	(0.30)	(2.02)	(0.03)	(2.35)	$20.32	(5.92)%	2.15%	1.13%	117%	$960
2022	$33.30	(0.05)	(5.68)	(5.73)	(0.26)	(3.39)	—	(3.65)	$23.92	(19.65)%	2.15%	(0.14)%	127%	$1,606
2021	$23.62	0.03	9.84	9.87	(0.19)	—	—	(0.19)	$33.30	41.93%	2.15%	0.09%	127%	$2,360
R Class
2026(3)	$25.84	0.18	2.79	2.97	(0.11)	—	—	(0.11)	$28.70	11.53%	1.65%	1.35%	56%	$13,339
2025	$27.20	0.36	(1.29)	(0.93)	(0.39)	—	(0.04)	(0.43)	$25.84	(3.44)%	1.66%	1.36%	113%	$11,714
2024	$20.87	0.35	6.36	6.71	(0.36)	—	(0.02)	(0.38)	$27.20	32.33%	1.65%	1.44%	96%	$12,612
2023	$24.52	0.37	(1.55)	(1.18)	(0.41)	(2.02)	(0.04)	(2.47)	$20.87	(5.50)%	1.65%	1.63%	117%	$9,501
2022	$34.05	0.11	(5.84)	(5.73)	(0.41)	(3.39)	—	(3.80)	$24.52	(19.22)%	1.65%	0.36%	127%	$10,137
2021	$24.15	0.18	10.06	10.24	(0.34)	—	—	(0.34)	$34.05	42.60%	1.65%	0.59%	127%	$12,434
R5 Class
2026(3)	$26.28	0.28	2.83	3.11	(0.18)	—	—	(0.18)	$29.21	11.93%	0.95%	2.05%	56%	$115
2025	$27.66	0.55	(1.31)	(0.76)	(0.56)	—	(0.06)	(0.62)	$26.28	(2.77)%	0.96%	2.06%	113%	$128
2024	$21.22	0.60	6.39	6.99	(0.53)	—	(0.02)	(0.55)	$27.66	33.24%	0.95%	2.14%	96%	$121
2023	$24.89	0.54	(1.58)	(1.04)	(0.55)	(2.02)	(0.06)	(2.63)	$21.22	(4.82)%	0.95%	2.33%	117%	$760
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$765
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$1,004
R6 Class
2026(3)	$26.27	0.30	2.83	3.13	(0.20)	—	—	(0.20)	$29.20	12.01%	0.80%	2.20%	56%	$186,251
2025	$27.65	0.59	(1.31)	(0.72)	(0.60)	—	(0.06)	(0.66)	$26.27	(2.62)%	0.81%	2.21%	113%	$183,668
2024	$21.21	0.57	6.46	7.03	(0.56)	—	(0.03)	(0.59)	$27.65	33.46%	0.80%	2.29%	96%	$306,995
2023	$24.88	0.58	(1.58)	(1.00)	(0.59)	(2.02)	(0.06)	(2.67)	$21.21	(4.68)%	0.80%	2.48%	117%	$244,574
2022	$34.49	0.36	(5.92)	(5.56)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$267,788
2021	$24.46	0.43	10.20	10.63	(0.60)	—	—	(0.60)	$34.49	43.84%	0.80%	1.44%	127%	$360,180

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92367 2606

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 25, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 25, 2026